Supplemental Items	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Supplemental Items

18. Supplemental Items

In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2023, employee compensation costs of $15.9 million (2022 - $14.2 million) were included in operating expenses and $24.7 million (2022 - $20.8 million) were included in general and administrative expenses on a gross basis.